Federated Prudent Bear Fund
Portfolio of Investments
December 31, 2019 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—21.0%
		Communication Services—1.7%
500	[1]	Alphabet, Inc., Class A	$669,695
3,200	[1]	Facebook, Inc.	656,800
50,000		Sirius XM Radio, Inc.	357,500
10,000		Verizon Communications, Inc.	614,000
		TOTAL	2,297,995
		Consumer Discretionary—2.5%
200	[1]	Amazon.com, Inc.	369,568
3,000		Darden Restaurants, Inc.	327,030
10,000		eBay, Inc.	361,100
16,000	[1]	Kura Sushi USA, Inc.	407,200
16,000		Levi Strauss & Co.	308,640
2,600		Lowe's Cos., Inc.	311,376
3,400		Nike, Inc., Class B	344,454
20,000	[1]	Revolve Group LLC	367,200
5,000		Starbucks Corp.	439,600
		TOTAL	3,236,168
		Consumer Staples—1.6%
12,000	[1]	Bellring Brands, Inc.	255,480
5,000		PepsiCo, Inc.	683,350
5,000		Procter & Gamble Co.	624,500
6,000		Sysco Corp.	513,240
		TOTAL	2,076,570
		Energy—0.5%
6,000		Chevron Corp.	723,060
		Financials—3.3%
10,000		Ally Financial, Inc.	305,600
30,000	[1]	BRP Group, Inc.	481,500
7,000		CIT Group Holdings, Inc.	319,410
5,000		Citigroup, Inc.	399,450
4,000		Discover Financial Services	339,280
20,000		First Horizon National Corp.	331,200
30,000	[1]	Oportun Financial Corp.	714,000
20,000	[1]	ProSight Global, Inc.	322,600
30,000	[1]	Silvergate Capital Corp.	477,300
16,000		Sterling Bancorp	337,280
10,000		Synchrony Financial	360,100
		TOTAL	4,387,720
		Health Care—4.1%
3,000	[1]	Alexion Pharmaceuticals, Inc.	324,450
2,000		Amgen, Inc.	482,140
30,000	[1]	Andlauer Healthcare Group, Inc.	463,209
40,000	[1]	Change Healthcare, Inc.	655,600
20,000	[1]	Frequency Therapeutics, Inc.	350,600
5,000		Johnson & Johnson	729,350

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
16,000	[1]	Livongo Health, Inc.	$400,960
8,000		Merck & Co., Inc.	727,600
30,000	[1]	Personalis, Inc.	327,000
16,000	[1]	Progyny, Inc.	439,200
40,000	[1]	SmileDirectClub, Inc.	349,600
5,000	[1]	Stoke Therapeutics, Inc.	141,600
		TOTAL	5,391,309
		Industrials—2.0%
6,000		Alaska Air Group, Inc.	406,500
6,000		CSX Corp.	434,160
7,000		Delta Air Lines, Inc.	409,360
2,000		Hubbell, Inc.	295,640
1,000		Lockheed Martin Corp.	389,380
8,000	[1]	Parsons Corp.	330,240
7,000		Southwest Airlines Co.	377,860
		TOTAL	2,643,140
		Information Technology—3.8%
1,000		Apple, Inc.	293,650
7,840	[1]	Bill.Com Holdings, Inc.	298,312
1,000		Broadcom, Inc.	316,020
30,000	[1]	Cambium Networks Corp.	262,200
16,000	[1]	Cerence, Inc.	362,080
10,000		Cisco Systems, Inc.	479,600
3,000		IBM Corp.	402,120
4,000	[1]	Keysight Technologies, Inc.	410,520
4,000		Microsoft Corp.	630,800
18,000	[1]	Nuance Communications, Inc.	320,940
5,000		Oracle Corp.	264,900
7,000		Qualcomm, Inc.	617,610
12,000	[1]	Sitime Corp.	306,000
		TOTAL	4,964,752
		Real Estate—1.2%
2,000		American Tower Corp.	459,640
5,000		Cyrusone, Inc.	327,150
4,000		Lamar Advertising Co.	357,040
2,600		Simon Property Group, Inc.	387,296
		TOTAL	1,531,126
		Utilities—0.3%
7,000		FirstEnergy Corp.	340,200
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,907,885)	27,592,040
		EXCHANGE-TRADED FUNDS—1.0%
20,000		Financial Select Sector SPDR Fund	615,600
10,000		Utilities Select Sector SPDR Fund	646,200
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $1,201,952)	1,261,800

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—40.3%
		U.S. Treasury Bills—7.6%
$ 10,000,000	[2]	United States Treasury Bills, 2.468%, 1/30/2020	$9,988,682
		U.S. Treasury Notes—32.7%
43,000,000	[3]	United States Treasury Note, 1.375%, 1/15/2020	42,991,086
		TOTAL U.S. TREASURIES (IDENTIFIED COST $52,968,836)	52,979,768
		PURCHASED PUT OPTIONS—0.1%
200	[1]	SPDR S&P 500 ETF Trust, Notional Amount $6,437,200, Exercise Price $300.00, Expiration Date 3/20/2020	57,600
200	[1]	SPDR S&P 500 ETF Trust, Notional Amount $6,437,200, Exercise Price $310.00, Expiration Date 1/17/2020	14,900
200	[1]	SPDR S&P 500 ETF Trust, Notional Amount $6,437,200, Exercise Price $310.00, Expiration Date 2/21/2020	52,400
200	[1]	SPDR S&P 500 ETF Trust, Notional Amount $6,437,200, Exercise Price $320.00, Expiration Date 1/17/2020	41,600
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $167,675)	166,500
		INVESTMENT COMPANY—37.6%
49,441,143		Federated Government Obligations Fund, Premier Shares, 1.53%[4] (IDENTIFIED COST $49,441,143)	49,441,143
		TOTAL INVESTMENT IN SECURITIES-100.0% (IDENTIFIED COST $128,687,491)	131,441,251
		OTHER ASSETS AND LIABILITIES-NET—0.0%[5]	(20,151)
		TOTAL NET ASSETS—100%	$131,421,100
SECURITIES SOLD SHORT—(69.4)%
Shares		Value
	Broad Equity Index—(59.0)%
40,000	iShares Russell 2000 Value ETF	$6,626,800
220,250	S&P Depositary Receipts Trust	70,889,665
	TOTAL	77,516,465
	Communication Services—(1.1)%
8,000	Comcast Corp., Class A	359,760
1,350	NetFlix, Inc.	436,820
4,500	T-Mobile USA, Inc.	352,890
59,000	Zynga, Inc.	361,080
	TOTAL	1,510,550
	Consumer Discretionary—(1.0)%
8,000	Consumer Discretionary Select Sector SPDR Fund	1,003,360
3,000	Genuine Parts Co.	318,690
	TOTAL	1,322,050
	Consumer Staples—(1.0)%
2,000	Constellation Brands, Inc., Class A	379,500
15,000	Consumer Staples Select Sector SPDR Fund	944,700
	TOTAL	1,324,200
	Energy—(1.1)%
5,500	Cheniere Energy, Inc.	335,885
10,000	Exxon Mobil Corp.	697,800
8,500	Occidental Petroleum Corp.	350,285
	TOTAL	1,383,970
	Financials—(1.9)%
2,800	Berkshire Hathaway, Inc., Class B	634,200
1,600	CME Group, Inc.	321,152
4,200	Cullen Frost Bankers, Inc.	410,676

Shares		Value
	Financials—continued
3,500	First Republic Bank	$411,075
310	Markel Corp.	354,383
22,000	Virtu Financial, Inc.	351,780
	TOTAL	2,483,266
	Health Care—(1.9)%
7,000	Boston Scientific Corp.	316,540
18,000	Health Care Select Sector SPDR Fund	1,833,480
650	Intuitive Surgical, Inc.	384,248
	TOTAL	2,534,268
	Industrials—(0.2)%
1,800	Watsco, Inc.	324,270
	Information Technology—(1.3)%
8,000	CoreLogic, Inc.	349,680
11,000	Corning, Inc.	320,210
2,300	Coupa Software, Inc.	336,375
4,800	New Relic, Inc.	315,408
1,290	Tyler Technologies, Inc.	387,026
	TOTAL	1,708,699
	Materials—(0.2)%
2,500	International Flavors & Fragrances, Inc.	322,550
	Real Estate—(0.2)%
2,000	Alexandria Real Estate Equities, Inc.	323,160
	Utilities—(0.5)%
2,900	Atmos Energy Corp.	324,394
3,600	Duke Energy Corp.	328,356
	TOTAL	652,750
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $77,752,497)	$91,406,198
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2019	56,671,448
Purchases/Additions	31,405,257
Sales/Reductions	(38,635,562)
Balance of Shares Held 12/31/2019	49,441,143
Value	$49,441,143
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$210,732
At December 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
1E-Mini Russel 2000 Index Short Futures	700	$58,471,000	March 2020	$(768,775)
1S&P 500 E-Mini Index Short Futures	20	$3,231,100	March 2020	$(60,265)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(829,040)
The average notional value of short futures contracts held by the Fund throughout the period was $63,911,981. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

The average market value of purchased put options held by the Fund throughout the period was $245,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and on the value of Securities Sold Short is included in “Other Assets and Liabilities - Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$26,866,631	$—	$—	$26,866,631
International	725,409	—	—	725,409
Debt Securities:
U.S. Treasuries	—	52,979,768	—	52,979,768
Exchange-Traded Funds	1,261,800	—	—	1,261,800
Purchased Put Options	166,500	—	—	166,500
Investment Company	49,441,143	—	—	49,441,143
TOTAL SECURITIES	$78,461,483	$52,979,768	$—	$131,441,251
Other Financial Instruments
Assets
Securities Sold Short	$—	$—	$—	$—
Futures Contracts	—	—	—	—
Liabilities
Securities Sold Short	(91,406,198)	—	—	(91,406,198)
Futures Contracts	(829,040)	—	—	(829,040)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(92,235,238)	$—	$—	$(92,235,238)
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt